Segment Information - Other Segment Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of operating segments [Line Items]
Share of the profits of associates and joint ventures accounted for using equity method	$ 509	$ 17	$ 419	$ 515
Interest income	197	7	205	189
Interest expenses	18	1	22	20
Operating costs and expenses	171,949		180,706	181,390
Depreciation and amortization	33,809		31,930	32,485
Capital expenditure	28,550	933	26,875	23,517
Impairment loss on property, plant and equipment	0	0	0	596
Reversal of impairment loss	19	$ 1	11	148
Domestic Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Interest income	18		21	15
Operating costs and expenses	59,430		62,795	64,230
Depreciation and amortization	15,027		15,614	16,414
Capital expenditure	12,693		11,647	9,846
Reversal of impairment loss	19		11	148
Mobile Communications Business [Member]
Disclosure of operating segments [Line Items]
Interest income	12		15	11
Interest expenses	0		6	2
Operating costs and expenses	73,901		80,275	79,593
Depreciation and amortization	13,788		11,001	10,620
Capital expenditure	10,664		9,742	8,981
Impairment loss on property, plant and equipment				596
Internet Business [Member]
Disclosure of operating segments [Line Items]
Interest income	19		9	7
Operating costs and expenses	13,766		13,288	13,160
Depreciation and amortization	3,121		3,385	3,626
Capital expenditure	2,729		2,779	2,718
International Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Interest income	28		15	6
Operating costs and expenses	13,279		13,385	14,313
Depreciation and amortization	1,425		1,477	1,451
Capital expenditure	1,348		1,580	1,136
Other [Member]
Disclosure of operating segments [Line Items]
Share of the profits of associates and joint ventures accounted for using equity method	509		419	515
Interest income	120		145	150
Interest expenses	18		16	18
Operating costs and expenses	11,573		10,963	10,094
Depreciation and amortization	448		453	374
Capital expenditure	$ 1,116		$ 1,127	$ 836